Financial Instruments, Risk Management and Capital Management - Summary of Carrying Amounts of Financial Assets and Financial Liabilities (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets and liabilities measured at amortized cost [Line Items]
Cash and cash equivalents	₽ 108,037	₽ 103,702	₽ 2,994	₽ 2,684
Short-term bank deposits (note 21)	17,954	22
Other financial assets	2,387	746
Trade and other payables (note 24)	89,791	42,623
Financial liabilities measured at fair value through profit or loss (on recurring basis)
Conversion options	594	0
Financial assets measured at fair value through profit or loss [member]
Financial assets and liabilities measured at amortized cost [Line Items]
Accounts receivable	596	0
Total financial assets	134,989	107,875
Financial liabilities measured at amortized cost [Member]
Financial assets and liabilities measured at amortized cost [Line Items]
Trade and other payables (note 24)	89,791	42,623
Lease liabilities (note 15)	42,467	15,490
Convertible bonds (note 23)	49,403
Borrowings	12,713	9,448
Financial liabilities at fair value, class [member]
Financial liabilities measured at fair value through profit or loss (on recurring basis)
Conversion options	594
Total financial liabilities	194,968	67,561
Financial assets at amortised cost, class [member]
Financial assets and liabilities measured at amortized cost [Line Items]
Cash and cash equivalents	108,037	103,702
Short-term bank deposits (note 21)	17,954	22
Accounts receivable	6,015	3,405
Other financial assets	₽ 2,387	₽ 746